Debt and Interest Expense - Additional Information (Detail) - USD ($)				1 Months Ended					12 Months Ended
		Nov. 30, 2018	Jan. 31, 2018	Jan. 31, 2019	Dec. 31, 2018		May 31, 2018	Feb. 28, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2006	Aug. 31, 2018	Mar. 31, 2018
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 17,661,000,000				$ 17,661,000,000		$ 17,032,000,000
Gain (loss) on extinguishment of debt									2,000,000		(2,000,000)		$ (155,000,000)
FPSO capital lease obligation					248,000,000				248,000,000		231,000,000
FPSO capital lease accumulated depreciation					72,000,000				$ 72,000,000		41,000,000
Five-Year Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit, maximum capacity			$ 3,000,000,000
Line of credit, expiration date									Jan. 23, 2023
Line of credit, outstanding borrowings					$ 0				$ 0
Five-Year Credit Facility [Member] | Minimum [Member] | Euro Interbank Offered Rate or Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									0.00%
Five-Year Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to total capital					0.65				0.65
Five-Year Credit Facility [Member] | Maximum [Member] | Euro Interbank Offered Rate or Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									1.65%
364-Day Facility [Member]
Debt Instrument [Line Items]
Line of credit, outstanding borrowings					$ 0				$ 0
364-Day Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to total capital					0.65				0.65
Commercial Paper [Member]
Debt Instrument [Line Items]
Line of credit, maximum capacity					$ 3,000,000,000				$ 3,000,000,000
Commercial paper, outstanding borrowings					0				$ 0
Commercial Paper [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, term									397 days
WES RCF [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					220,000,000				$ 220,000,000		370,000,000
Borrowings, credit facilities									540,000,000		370,000,000
Repayments of credit facilities									690,000,000
WGP RCF [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					28,000,000				$ 28,000,000		28,000,000
WGP RCF [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit, variable rate floor									0.00%
WGP RCF [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									1.00%
WGP RCF [Member] | Percentage Above Federal Funds Effective Rate [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									0.50%
WGP RCF [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added									2.00%
WGP RCF [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									1.00%
WGP RCF [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added									2.75%
WGP RCF [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									1.75%
Fair Value, Inputs, Level 2 [Member] | Valuation, Market Approach [Member]
Debt Instrument [Line Items]
Estimated fair value of total borrowings					16,800,000,000				$ 16,800,000,000		17,700,000,000
3.450% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Repayments of debt									375,000,000
Debt instrument, principal amount					$ 248,000,000				$ 248,000,000		625,000,000
Debt instrument, stated interest rate					3.45%				3.45%
4.850% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Repayments of debt									$ 123,000,000
Debt instrument, principal amount					$ 677,000,000				$ 677,000,000		800,000,000
Debt instrument, stated interest rate					4.85%				4.85%
7.050% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Repayments of debt									$ 114,000,000
Debt instrument, principal amount											114,000,000
Debt instrument, stated interest rate
Zero Coupon Senior Notes due 2036 [Member]
Debt Instrument [Line Items]
Repayments of debt									$ 35,000,000
Debt instrument, principal amount					$ 2,270,000,000				$ 2,270,000,000		2,360,000,000
Loan proceeds upon issuing debt														$ 500,000,000
Yield to maturity					5.24%				5.24%
Debt instrument, accreted value					$ 905,000,000				$ 905,000,000
Debt instrument, earliest call date									Oct. 10, 2019
4.500% Senior Notes due March 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 400,000,000				$ 400,000,000
Debt instrument, stated interest rate					4.50%				4.50%
5.300% Senior Notes due March 2048 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 700,000,000				$ 700,000,000
Debt instrument, stated interest rate					5.30%				5.30%
4.750% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 400,000,000				$ 400,000,000
Debt instrument, stated interest rate					4.75%				4.75%
5.500% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 350,000,000				$ 350,000,000
Debt instrument, stated interest rate					5.50%				5.50%
WES 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount											350,000,000
Debt instrument, stated interest rate
Repayments of credit facilities									$ 350,000,000
FPSO Capital Lease [Member]
Debt Instrument [Line Items]
Anadarko's nonoperated interest					19.00%				19.00%
FPSO capital lease obligation					$ 225,000,000				$ 225,000,000
FPSO capital lease asset					225,000,000				$ 225,000,000
FPSO capital lease initial term									10 years
FPSO capital lease additional term									10 years
Capital lease payments made									$ 46,000,000		44,000,000
Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[1]				12,793,000,000				12,793,000,000		13,514,000,000
FPSO capital lease obligation	[1]				248,000,000				$ 248,000,000		231,000,000
Anadarko Excluding WES and WGP [Member] | 364-Day Facility [Member]
Debt Instrument [Line Items]
Line of credit, maximum capacity			$ 2,000,000,000
Debt instrument, term									364 days
Anadarko Excluding WES and WGP [Member] | 364-Day Facility [Member] | Minimum [Member] | London Interbank Offered Rate or Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									0.00%
Anadarko Excluding WES and WGP [Member] | 364-Day Facility [Member] | Maximum [Member] | London Interbank Offered Rate or Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									1.675%
Anadarko Excluding WES and WGP [Member] | 3.450% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Repayments of debt					377,000,000				$ 375,000,000	[2]
Debt instrument, principal amount		$ 625,000,000			248,000,000	[1]			248,000,000	[1]	625,000,000	[1]
Anadarko Excluding WES and WGP [Member] | 4.850% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Repayments of debt					123,000,000				123,000,000	[2]
Debt instrument, principal amount		800,000,000			677,000,000	[1]			677,000,000	[1]	800,000,000	[1]
Anadarko Excluding WES and WGP [Member] | 3.450% Senior Notes Due 2024 and 4.850% Senior Notes due 2021
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					7,000,000
Anadarko Excluding WES and WGP [Member] | 7.050% Debentures due 2018 [Member]
Debt Instrument [Line Items]
Repayments of debt	[2]						$ 114,000,000		114,000,000
Debt instrument, principal amount	[1]										114,000,000
Debt instrument, stated interest rate							7.05%
Anadarko Excluding WES and WGP [Member] | Zero Coupon Senior Notes due 2036 [Member]
Debt Instrument [Line Items]
Repayments of debt					36,000,000				35,000,000	[2]
Debt instrument, principal amount		$ 2,400,000,000.0			2,270,000,000	[1]			2,270,000,000	[1]	2,360,000,000	[1]
Gain (loss) on extinguishment of debt					3,000,000
Extinguishment of debt					90,000,000
Western Gas Partners LP [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					4,840,000,000				4,840,000,000		3,490,000,000
FPSO capital lease obligation					0				0		0
Western Gas Partners LP [Member] | WES RCF [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					220,000,000				220,000,000		370,000,000
Line of credit, maximum capacity					$ 2,000,000,000			$ 1,500,000,000	2,000,000,000
Line of credit, expiration date		Feb. 26, 2023	Feb. 26, 2020		Feb. 26, 2024			Feb. 26, 2023
Line of credit, outstanding borrowings					$ 220,000,000				220,000,000
Line of credit, expandable maximum capacity								$ 2,000,000,000.0
Line of credit, increase limit								500,000,000
Borrowings, credit facilities									540,000,000		370,000,000
Repayments of credit facilities									$ 690,000,000
Line of credit, interest rate					3.74%				3.74%
Outstanding letters of credit					$ 5,000,000				$ 5,000,000
Line of credit, available borrowing capacity					1,300,000,000				$ 1,300,000,000
Western Gas Partners LP [Member] | WES RCF [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added									0.975%
Western Gas Partners LP [Member] | WES RCF [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added									1.45%
Western Gas Partners LP [Member] | WES 364-Day Facility
Debt Instrument [Line Items]
Line of credit, maximum capacity					$ 2,000,000,000.0				$ 2,000,000,000.0
Debt instrument, term									364 days
Line of credit, ticking fee					0.175%
Western Gas Partners LP [Member] | WES 364-Day Facility | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added									1.00%
Western Gas Partners LP [Member] | WES 364-Day Facility | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added									1.625%
Western Gas Partners LP [Member] | 4.500% Senior Notes due March 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																$ 400,000,000
Debt instrument, stated interest rate																4.50%
Western Gas Partners LP [Member] | 5.300% Senior Notes due March 2048 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																$ 700,000,000
Debt instrument, stated interest rate																5.30%
Western Gas Partners LP [Member] | 4.750% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount															$ 400,000,000
Debt instrument, stated interest rate															4.75%
Western Gas Partners LP [Member] | 5.500% Senior Notes due August 2028 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount															$ 350,000,000
Debt instrument, stated interest rate															5.50%
Western Gas Partners LP [Member] | WES 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 350,000,000				$ 350,000,000		350,000,000
Debt instrument, stated interest rate					2.60%				2.60%
Repayments of credit facilities									$ 350,000,000
Western Gas Equity Partners, LP excluding WES [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 28,000,000	[3]			28,000,000	[3]	28,000,000	[4]
FPSO capital lease obligation					0	[3]			0	[3]	0	[4]
Western Gas Equity Partners, LP excluding WES [Member] | WGP RCF [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	[3]				28,000,000				28,000,000		$ 28,000,000
Line of credit, maximum capacity			$ 250,000,000					$ 35,000,000
Line of credit, expiration date								Mar. 14, 2019
Line of credit, outstanding borrowings					28,000,000				28,000,000
Line of credit, expandable maximum capacity					$ 500,000,000				$ 500,000,000
Line of credit, interest rate					4.53%				4.53%
Line of credit, available borrowing capacity					$ 7,000,000				$ 7,000,000
Accreted Value At Next Potential Put Date [Member] | Zero Coupon Senior Notes due 2036 [Member]
Debt Instrument [Line Items]
Debt instrument, accreted value					$ 942,000,000				$ 942,000,000
Variable Rate Component 1 [Member] | Western Gas Partners LP [Member] | WES 364-Day Facility | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Applicable margin added									0.50%
Variable Rate Component 2 [Member] | Western Gas Partners LP [Member] | WES 364-Day Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added									1.00%
Variable Rate Component 2 [Member] | Western Gas Partners LP [Member] | WES 364-Day Facility | Minimum [Member] | Unsecured Debt Rating [Member]
Debt Instrument [Line Items]
Applicable margin added									0.00%
Variable Rate Component 2 [Member] | Western Gas Partners LP [Member] | WES 364-Day Facility | Maximum [Member] | Unsecured Debt Rating [Member]
Debt Instrument [Line Items]
Applicable margin added									0.625%
Subsequent Event [Member] | Anadarko Excluding WES and WGP [Member] | 364-Day Facility [Member]
Debt Instrument [Line Items]
Debt instrument, term				364 days
Line of credit, expiration date				Jan. 12, 2019

[1]	Excludes WES and WGP
[2]	Excludes WES and WGP.
[3]	Excludes WES.
[4]	Excludes WES.